IMPAIRMENT OF ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
Impairment loss of intangible assets	$ 8,000,000	$ 3,000,000	$ 1,000,000
Cash flow forecasts for license and spectrum payments term	5 years